Income Taxes - narratives (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Unrecognized tax benefits	$ 14,670	$ 11,061	$ 7,270
Accrued interest associated with uncertain tax	0	0
Accrued penalties associated with uncertain tax	$ 0	$ 0